Inventories, Net (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Raw materials	$ 1,204	$ 1,477
Total	8,399	15,408
Work in progress – cultivated cannabis [Member]
Inventory [Line Items]
Work in progress – cultivated cannabis		1,241
Work in progress – harvested cannabis and extracts [Member]
Inventory [Line Items]
Work in progress – harvested cannabis and extracts	21	1,070
Finished goods – cannabis extracts [Member]
Inventory [Line Items]
Finished goods – cannabis extracts	6,703	11,432
Finished goods – other [Member]
Inventory [Line Items]
Finished goods – other	$ 471	$ 188